Intangible Assets, Net (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	¥ 162,950	$ 23,397	¥ 143,818	¥ 124,686